INCOME AND EXPENSES ITEMS - Summary Of Net Impairment Losses On Financial And Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Impairment for trade receivables	$ 582	$ 75	$ 509
Impairment for trade receivables for related parties	0	4,565	0
Reversal of impairment for trade receivables for related parties	0	0	(1)
Impairment of other receivable	3	0	0
Total net impairment loss on financial and contract assets	$ 585	$ 4,640	$ 508